RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS
8.	RELATED PARTY TRANSACTIONS

Lease and Sub-Lease Agreement

As noted above, Capricor Therapeutics is party to lease agreements with CSMC, which holds more than 10% of the outstanding capital stock of Capricor Therapeutics (see Note 6 – “Commitments and Contingencies”). Additionally, Dr. Eduardo Marbán, who holds more than 10% of the outstanding capital stock of Capricor Therapeutics, is the Director of the Cedars-Sinai Heart Institute, the Co-Founder of Capricor and Scientific Advisory Board Chairman of Capricor.

Beginning May 1, 2012, pursuant to a sublease agreement, Capricor subleased part of its office space to Frank Litvack, the Company’s Executive Chairman and a member of its Board of Directors, for $2,500 per month. On April 1, 2013, Capricor entered into a sublease with Reprise Technologies, LLC, a limited liability company which is wholly owned by Dr. Litvack, for $2,500 per month. The sublease is on a month-to-month basis. For both of the years ended December 31, 2014 and 2013, Capricor recognized $30,000 in sublease income from the related party. Sublease income is recorded as a reduction to general and administrative expenses.

Consulting Agreements

Effective May 1, 2012, Frank Litvack, the Company’s Executive Chairman, entered into a consulting agreement with Capricor whereby Capricor was obligated to pay Dr. Litvack fees of $4,000 per month for consulting services. Effective January 1, 2013, the payment amount was increased to $10,000 per month payable for consulting services. The agreement is terminable upon 30 days’ notice. On March 24, 2014, Capricor entered into a written consulting agreement with Dr. Litvack memorializing the $10,000 per month compensation arrangement described above.

Payables to Related Party

At December 31, 2014 and 2013, the Company had accounts payable and accrued expenses to related parties totaling $433,712 and $423,997, respectively. CSMC accounts for approximately $421,328 and $423,997 of the total accounts payable and accrued expenses to related parties as of December 31, 2014 and 2013, respectively.